Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 71,284	$ 36,245
Amounts receivable and other	22,772	16,953
Prepaid gold interests	33,537	14,252
Investments and other	17,421	3,010
Inventory	4,665	3,835
Income tax receivable	0	1,066
Loans receivable	3,118	284
Current assets	152,797	75,645
Mineral interests	1,894,470	1,646,634
Prepaid gold interests	57,478	35,287
Deferred income tax	5,870	8,446
Loans receivable	0	1,500
Other assets	2,863	2,467
Non-current assets	1,960,681	1,694,334
Total Assets	2,113,478	1,769,979
Liabilities
Amounts payable and other liabilities	35,073	23,090
Income tax payable	3,495	3,718
Lease obligation	379	318
Current liabilities	38,947	27,126
Deferred income tax	20,071	2,934
Lease obligation	1,084	1,373
Debt	0	0
Other non-current liabilities	8,159	2,826
Non-current liabilities	29,314	7,133
Shareholders' equity
Share capital	1,864,823	1,744,341
Retained earnings (deficit)	164,950	(23,773)
Other	15,444	15,152
Shareholders' equity	2,045,217	1,735,720
Total Liabilities and Shareholders' Equity	$ 2,113,478	$ 1,769,979